Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [line items]
Audit fees	kr 102	kr 91	kr 93
Audit-related fees	13	11	10
Tax fees	11	17	18
Other fees	15	16	27
Total	141	135	148
PwC [member]
Auditors Remuneration [line items]
Audit fees	98	89	90
Audit-related fees	11	11	10
Tax fees	9	13	10
Other fees	9	9	16
Total	127	122	126
Others [member]
Auditors Remuneration [line items]
Audit fees	4	2	3
Audit-related fees	2
Tax fees	2	4	8
Other fees	6	7	11
Total	kr 14	kr 13	kr 22